1
Comstock Capital Value Fund
Schedule of Investments — January 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 55.6%
Automotive: Parts and Accessories  — 2.4%
3,000 Veoneer Inc.† ........................................... $ 105,630
Business Services  — 1.9%
1,000 Bottomline Technologies DE Inc.† ............. 56,390
1,000 FTS International Inc., Cl. A† ..................... 26,350
82,740
Computer Software and Services  — 12.7%
500 Activision Blizzard Inc. .............................. 39,505
5,000 Castlight Health Inc., Cl. B† ....................... 10,200
1,750 Cerner Corp. ............................................ 159,600
2,000 McAfee Corp., Cl. A .................................. 51,300
1,000 Mimecast Ltd.† ........................................ 79,710
5,000 PAE Inc.† ................................................. 50,050
1,600 Vocera Communications Inc.† .................. 126,416
3,000 Zynga Inc., Cl. A† ..................................... 27,210
543,991
Consumer Services  — 0.5%
500 Terminix Global Holdings Inc.† ................. 21,570
Electronics  — 4.1%
2,500 NeoPhotonics Corp.† ................................ 38,400
500 Rogers Corp.† .......................................... 136,475
174,875
Equipment and Supplies  — 2.8%
1,500 Forterra Inc.† ........................................... 35,205
1,000 SPX FLOW Inc. ......................................... 86,200
121,405
Financial Services  — 6.0%
500 American National Group Inc. ................... 94,395
1,000 Independence Holding Co. ........................ 56,950
15,000 Macquarie Infrastructure Holdings LLC ..... 54,150
1,000 State Auto Financial Corp. ......................... 51,700
257,195
Health Care  — 5.1%
500 Apria Inc.† ............................................... 18,705
1,250 Arena Pharmaceuticals Inc.† ..................... 114,975
1,000 Intersect ENT Inc.† ................................... 27,400
1,000 Ortho Clinical Diagnostics Holdings plc† ... 17,360
1,500 Zogenix Inc.† ........................................... 39,015
217,455
Machinery  — 1.8%
3,000 Intevac Inc.† ............................................ 16,920
2,500 Welbilt Inc.† ............................................. 59,375
76,295
Materials  — 3.3%
4,000 Ferro Corp.† ............................................. 87,200
2,000 Verso Corp., Cl. A ..................................... 53,760
140,960
Shares
Market
Value
Real Estate  — 3.7%
1,000 Bluerock Residential Growth REIT Inc. ...... $ 26,550
1,500 CyrusOne Inc., REIT ................................. 134,775
161,325
Retail  — 1.2%
4,000 Del Taco Restaurants Inc. ......................... 49,880
Specialty Chemicals  — 4.1%
1,500 GCP Applied Technologies Inc.† ................ 47,850
2,000 Hexion Holdings Corp., Cl. B† ................... 57,000
1,500 Kraton Corp.† ........................................... 69,570
174,420
Telecommunications  — 6.0%
3,000 Nuance Communications Inc.† ................. 165,750
4,500 Vonage Holdings Corp.† ........................... 93,780
259,530
TOTAL COMMON STOCKS .................. 2,387,271
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 44.4%
$ 1,909,000 U.S. Treasury Bill,
0.060%††, 04/28/22 ............................. 1,908,168
TOTAL INVESTMENTS — 100.0%
(Cost $4,287,631) ................................. $ 4,295,439
† Non-income producing security.
†† Represents annualized yield at date of purchase.
REIT Real Estate Investment Trust